Income Taxes - Additional Information (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Valuation allowance					$ 15,151	$ 9,865
Valuation allowance increase, Amount					5,286	3,483
Unrecognized tax benefits					2,054	1,388
Provision for income taxes	$ 1	$ 0	$ 1	$ 0	1	1
Restatement
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, Operating loss					51,150	33,568	$ 5,909
Research and development credits					3,006	2,023
Unrecognized tax benefits					1,503	1,012
State [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, Operating loss					53,609	34,992
Utah [Member]
Operating Loss Carryforwards [Line Items]
Research and development credits					1,102	752
Unrecognized tax benefits					551	376
Deferred tax assets, Operating loss					53,461	$ 34,898
Deferred tax assets, Operating loss, Not subject to expiration					$ 47,124